UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kochis Fitz/Quintile LLC
Address: 101 Second Street, Suite 1400

         San Francisco, CA  94105

13F File Number:  028-13064

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael H. Kossman
Title:     Chief Financial Officer
Phone:     415.371.7800

Signature, Place, and Date of Signing:

     Michael H. Kossman     San Francisco, CA     May 16, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $324,500 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      451     5700 SH       SOLE                     5700        0        0
ABB LTD                        SPONSORED ADR    000375204      404    15000 SH       SOLE                    15000        0        0
BANK OF AMERICA CORPORATION    COM              060505104      543    14342 SH       SOLE                    14342        0        0
BARCLAYS BK PLC                GSCI TTL RET36   06738C794      905    15486 SH       SOLE                    15486        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     4135       31 SH       SOLE                       31        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    60510    13528 SH       SOLE                    13528        0        0
CHESAPEAKE ENERGY CORP         COM              165167107      231     5000 SH       SOLE                     5000        0        0
CISCO SYS INC                  COM              17275R102      409    16965 SH       SOLE                    16965        0        0
COLGATE PALMOLIVE CO           COM              194162103      242     3100 SH       SOLE                     3100        0        0
CORNING INC                    COM              219350105      301    12500 SH       SOLE                    12500        0        0
COSTCO WHSL CORP NEW           COM              22160K105      208     3200 SH       SOLE                     3200        0        0
DEERE & CO                     COM              244199105      442     5500 SH       SOLE                     5500        0        0
DELTA PETE CORP                COM NEW          247907207      225    10000 SH       SOLE                    10000        0        0
EXXON MOBIL CORP               COM              30231G102      693     8199 SH       SOLE                     8199        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671d857      295     3070 SH       SOLE                     3070        0        0
GENERAL ELECTRIC CO            COM              369604103     1174    31735 SH       SOLE                    31735        0        0
GOLDMAN SACHS GROUP INC        SP ENHCMD37ETN   38144L852    86363  1244965 SH       SOLE                  1244965        0        0
HALLIBURTON CO                 COM              406216101      393    10000 SH       SOLE                    10000        0        0
ISHARES TR                     RUSL 2000 VALU   464287630     3508    53496 SH       SOLE                    53496        0        0
ISHARES TR                     S&P 500 INDEX    464287200    23727   179438 SH       SOLE                   179438        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     9934    73922 SH       SOLE                    73922        0        0
ISHARES TR                     MSCI EAFE IDX    464287465    10521   146319 SH       SOLE                   146319        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     4878    66410 SH       SOLE                    66410        0        0
ISHARES TR                     RUSSELL1000GRW   464287614     4304    79060 SH       SOLE                    79060        0        0
ISHARES TR                     RUSSELL 2000     464287655     1610    23576 SH       SOLE                    23576        0        0
ISHARES TR                     DJ US REAL EST   464287739      998    15330 SH       SOLE                    15330        0        0
ISHARES TR                     RSSL MCRCP IDX   464288869     2389    51287 SH       SOLE                    51287        0        0
ISHARES TR                     MSCI VAL IDX     464288877      405     6187 SH       SOLE                     6187        0        0
ISHARES TR                     RUSSELL 1000     464287622    14732   204668 SH       SOLE                   204668        0        0
JOHNSON & JOHNSON              COM              478160104      229     3534 SH       SOLE                     3534        0        0
KAYNE ANDERSON MLP INVSMNT C   COM              486606106     5779   196904 SH       SOLE                   196904        0        0
KB HOME                        COM              48666k109      247    10000 SH       SOLE                    10000        0        0
MCAFEE INC                     COM              579064106      748    22605 SH       SOLE                    22605        0        0
PEPSICO INC                    COM              713448108      299     4134 SH       SOLE                     4134        0        0
PROCTER & GAMBLE CO            COM              742718109      330     4715 SH       SOLE                     4715        0        0
SPDR INDEX SHS FDS             DJWS INTL REAL   78463X863      714    13506 SH       SOLE                    13506        0        0
SPDR INDEX SHS FDS             S&P INTL SMLCP   78463X871     4729   147701 SH       SOLE                   147701        0        0
SPDR TR                        UNIT SER 1       78462F103    64892   491717 SH       SOLE                   491717        0        0
SYNOPSYS INC                   COM              871607107      258    11373 SH       SOLE                    11373        0        0
UNITED TECHNOLOGIES CORP       COM              913017109      332     4817 SH       SOLE                     4817        0        0
VANGUARD INDEX FDS             SM CP VAL ETF    922908611      582     9660 SH       SOLE                     9660        0        0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     5324    98771 SH       SOLE                    98771        0        0
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     3952    42030 SH       SOLE                    42030        0        0
WACHOVIA CORP NEW              COM              929903102      804    29783 SH       SOLE                    29783        0        0
WALGREEN CO                    COM              931422109      200     5250 SH       SOLE                     5250        0        0
WESTERN ASSET 2008 WW DLR GO   COM              95766W103      151    14730 SH       SOLE                    14730        0        0